Warrants (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Warrants Abstract
Schedule of warrant activities

A summary of the Company’s warrant activities is as follows:

	Number of Warrants	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding - July 31, 2019	15,399,681	$2.53	0.40	$4,500,000
Issued	62,857	3.50	5.01	—
Forfeited	(57,143)	3.50	—	—
Outstanding - October 31, 2019	15,405,395	$2.52	0.18	$—

A summary of the Company’s warrant activities is as follows:

	Number of Warrants	Weighted Average Exercise Price per Share	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding – August 1, 2018	-	$-	-	$-
	-	-
Outstanding - July 31, 2018	-	$-	-	-
Issued	15,399,681	2.53	1.06	4,500,000
Outstanding - July 31, 2019	15,399,681	$2.53	0.40	$4,500,000